Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Expenses And Other Current Liabilities [Abstract]
Wage and other employee-related accrued expenses	$ 26,019	$ 31,050
Franchise agreement termination accrual	4,399	4,579
Accrued tax expense	102,473	170,137
Accrued insurance	32,716	16,319
Accrued environmental	7,600	11,972
Accrued interest expense	28,494	1,583
Deposits and other	106,238	107,031
Total	$ 307,939	$ 342,671